Other Liabilities - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Accrued labor cost	¥ 229,130	¥ 209,772
Government grants received	¥ 15,894	¥ 15,221